Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2013
STOCKHOLDERS' EQUITY
Other Comprehensive Income
Accumulated Other Comprehensive Loss
Changes in the accumulated other comprehensive loss balance by component (net of tax) were as follows (in millions of dollars):

	Pension and Other Post-Employment Benefits	Foreign Currency Items	Unrealized Losses on Terminated Net Investment Hedges	Unrealized Gains on Available for Sale Securities	Other	Accumulated Other Comprehensive Loss
Balance at January 1, 2013	$(109.8)	$102.7	$(19.4)	$—	$(0.4)	$(26.9)
Other comprehensive income (loss) before reclassification	0.3	(55.5)	—	2.1	0.1	(53.0)

Amounts reclassified from accumulated other comprehensive income	5.1	1.5	—	—	—	6.6

Net current period other comprehensive income (loss)	5.4	(54.0)	—	2.1	0.1	(46.4)
Balance at June 30, 2013	$(104.4)	$48.7	$(19.4)	$2.1	$(0.3)	$(73.3)

	Pension and Other Post-Employment Benefits	Foreign Currency Items	Unrealized Losses on Terminated Net Investment Hedges	Unrealized Gains on Available for Sale Securities	Other	Accumulated Other Comprehensive Loss
Balance at January 1, 2012	$(99.6)	$91.3	$(19.4)	$0.3	$(1.0)	$(28.4)
Other comprehensive income (loss) before reclassification	—	(16.5)	—	3.1	0.1	(13.3)

Amounts reclassified from accumulated other comprehensive income	3.7	—	—	—	—	3.7

Net current period Other comprehensive income (loss)	3.7	(16.5)	—	3.1	0.1	(9.6)
Balance at June 30, 2012	$(95.9)	$74.8	$(19.4)	$3.4	$(0.9)	$(38.0)

Amounts reclassified from accumulated other comprehensive income (loss) to earnings during the three-month and six-month periods ended June 30, 2013 and 2012 were as follows (in millions of dollars):

	Three Months Ended June 30,		Six Months Ended June 30,		Statement of Operations Captions
	2013	2012	2013	2012
Pension and other postretirement benefit plans
Amortization of actuarial losses(1)	$4.0	$3.2	$8.3	$6.0	Selling, general and administrative
Tax provision	(1.5)	(1.2)	(3.2)	(2.3)
Net of tax	$2.5	$2.0	$5.1	$3.7

Foreign Currency Items(2)	$1.5	$—	$1.5	$—	Other Income
Total reclassifications for the period	$4.0	$2.0	$6.6	$3.7

(1)	Included in the computation of net periodic pension / postretirement expenses (see Note 9—Employee Retirement Benefits).

(2)	Tax amounts are included in "Provision for taxes on income" in the consolidation statements of operations.